Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement of comprehensive income [abstract]
Net profit	¥ 705,076	¥ 230,983	¥ 647,586
Remeasurements of defined benefit plans:
Gains (losses) arising during the period, before tax	327,681	(88,950)	(40,329)
Equity instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	1,183,628	(507,362)	(128,138)
Own credit on financial liabilities designated at fair value through profit or loss:
Gains (losses) arising during the period, before tax	(4,981)
Share of other comprehensive income (loss) of associates and joint ventures	6,375	(3,746)	3,711
Income tax relating to items that will not be reclassified	(465,333)	181,202	61,453
Total items that will not be reclassified to profit or loss, net of tax	1,047,370	(418,856)	(103,303)
Debt instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	(186,656)	329,196	150,074
Reclassification adjustments for (gains) losses included in net profit, before tax	(79,711)	(96,624)	(6,071)
Exchange differences on translating foreign operations:
Gains (losses) arising during the period, before tax	86,842	(78,742)	22,517
Reclassification adjustments for (gains) losses included in net profit, before tax	446	204	(37,247)
Share of other comprehensive income (loss) of associates and joint ventures	2,960	(7,859)	(4,410)
Income tax relating to items that may be reclassified	82,405	(68,152)	(43,746)
Total items that may be reclassified subsequently to profit or loss, net of tax	(93,714)	78,023	81,117
Other comprehensive income (loss), net of tax	953,656	(340,833)	(22,186)
Total comprehensive income (loss)	1,658,732	(109,850)	625,400
Total comprehensive income (loss) attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	1,640,700	(138,071)	577,998
Non-controlling interests	4,910	15,857	35,527
Other equity instruments holders	¥ 13,122	¥ 12,364	¥ 11,875